--------------------------------------------------------------------------------


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
AUDITORS               1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Sigourney B. Romaine
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #528234

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------





                                   VALUE LINE

                                   INCOME AND

                                     GROWTH

                                   FUND, INC.



                                     [LOGO]

VALUE LINE INCOME AND GROWTH FUND, INC.

                                                        TO OUR VALUE LINE INCOME
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

The Value Line Income & Growth Fund had a total return of 24.43% in 2003, compared with a total return of 4.67% for the Lehman Government/Credit Bond Index(1) and a total return of 28.68% for the Standard & Poor's 500.(2)

The past year was a good one for equities as the combination of strong fiscal and monetary stimulus took hold. Given the improving economic picture over the past six months, the Fund has invested some of its cash holdings as it increased equity exposure to 69%, up from 65% in the middle of last year. The Fund continues to focus on dividend paying securities, with more than 80% of the equity holdings paying a dividend. Despite the advantageous tax changes last year for dividend paying stocks, this sector underperformed the overall equity markets. We hope in the year ahead that the value of this asset class is better appreciated as more companies may raise their payout rates. Cash accounts for 12% of the Fund while the remainder is in the debt of both U.S Government treasuries and agencies and U.S corporations. If interest rates rise this year, the Fund will increase its exposure in this area, but given the relatively low returns available currently, we continue to underweight this sector - only 19% of the Fund's assets. We believe that focusing on dividend paying stocks should help moderate losses while still allowing for growth.

During the last six months, the Fund has added to its energy sector weightings as both earnings growth and dividend payouts for the sector have been very attractive compared to the overall market. At present, this sector accounts for 11% of the Fund's holdings followed by the drug and medical service and supply sectors which together account for 10.0% of holdings. Utilities represent 6.0%. We believe that in the current investment setting, a well-diversified and balanced approach will produce the best long-term results on a risk/reward basis. Not only is the fund broadly diversified in terms of industry weighting, but it holds over 200 equity stakes in companies and over 30 positions in the fixed income arena. Preserving capital in the short run, while generating good total returns (income plus growth) over the long term, remains our goal. As always, we appreciate your continued investment.


                                                Sincerely,

                                                /s/ Jean Bernhard Buttner

                                                Jean Bernhard Buttner
                                                Chairman and President


February 16, 2004






--------------------------------------------------------------------------------
(1) THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX CONSISTS OF GOVERNMENT, INVESTMENT-GRADE AND MORTGAGE-BACKED BONDS AND IS REPRESENTATIVE OF THE BROAD BOND MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT
    CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
(2) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ
    NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET.
    THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR
    TAXES. IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
--------------------------------------------------------------------------------
2

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

AND GROWTH FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which proceeded at an uninspiring pace in 2002 and the first half of 2003, really took off during last year's third and fourth quarters, when the nation's gross domestic product, buoyed by a strengthening in both consumer spending and capital goods activity, rose at the fastest pace in several years. What's more, early indications are that the economy will continue to press forward at a solid gait in the opening half of 2004, with GDP most likely increasing by more than 4%.

Meanwhile, underpinned by the critical support of the Federal Reserve, which continues to maintain its low-interest-rate policies, and boosted also by the stimulative effects of last year's tax reduction and spending programs, the U.S. economy should remain in forward gear throughout the year with GDP maintaining that healthy pace of better than 4%. We currently expect the business expansion to continue into 2005.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We note, though, that as the U.S. economy moves further along the recovery trail over the next several years, some modest increases in inflation may emerge. Absent a stronger long-term business recovery than we now envision, or a further sharp rise in oil and gas prices stemming from an escalating conflict in Iraq and elsewhere in the always contentious Middle East, or some severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should generally remain in check through the latter years of this decade. Long-term interest rates should increase modestly over the next several years, but most likely not to the degree that would bring the expansion to a halt.















--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

--------------------------------------------------------------------------------

            COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
                   IN THE VALUE LINE INCOME AND GROWTH FUND,
                        THE S&P 500 Stock Index and the
                     Lehman Government/Credit Bond Index*



                                    [CHART]

                             INSERT PLOT POINTS???







                           (FROM 1/1/94 TO 12/31/03)
--------------------------------------------------------------------------------
 * THE STANDARD AND POOR'S 500 INDEX (S&P 500 INDEX) IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

 THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF INVESTMENT-GRADE DOMESTIC CORPORATE AND GOVERNMENT BONDS.

THE RETURN FOR THE INDICES DO NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.


PERFORMANCE DATA:**

                                     AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                      TOTAL RETURN      INVESTMENT OF $10,000
                                    ----------------   ----------------------
 1 year ended 12/31/03 ..........         +24.43%              $12,443
 5 years ended 12/31/03 .........          +5.06%              $12,797
10 years ended 12/31/03 .........         +10.64%              $27,482

** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


--------------------------------------------------------------------------------
4

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

PORTFOLIO HIGHLIGHTS AT DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST COMMON STOCK HOLDINGS

                                    PRINCIPAL AMOUNT         VALUE         PERCENTAGE
ISSUE                                   OR SHARES       (IN THOUSANDS)    OF NET ASSETS
---------------------------------------------------------------------------------------
ChevronTexaco Corp. ..............      17,000              $1,469             0.7%
Quest Diagnostics, Inc. ..........      20,000               1,462             0.7
Fortune Brands, Inc. .............      20,000               1,430             0.7
Johnson & Johnson ................      25,000               1,291             0.6
Dominion Resources, Inc. .........      20,000               1,277             0.6
Anadarko Petroleum Corp, .........      25,000               1,275             0.6
Devon Energy Corp. ...............      22,000               1,260             0.6
Gannett Co., Inc. ................      14,000               1,248             0.6
Exelon Corp. .....................      18,000               1,194             0.6
Bunge Limited ....................      35,000               1,152             0.6

FIVE LARGEST COMMON STOCK INDUSTRY CATEGORIES

                                                   VALUE          PERCENTAGE
INDUSTRY                                      (IN THOUSANDS)     OF NET ASSETS
-------------------------------------------------------------------------------
Medical Supplies ............................     $9,789              4.7%
Petroleum-Integrated ........................      8,815              4.2
Food Processing .............................      6,419              3.1
Medical Services ............................      5,872              2.8
Electric Utility-East .......................      5,853              2.8

FIVE LARGEST NET SECURITY PURCHASES*

                                                                       COST
ISSUE                                                             (IN THOUSANDS)
--------------------------------------------------------------------------------
Federal Home Loan Bank Floating Rate Bonds, 1.72%, 11/6/08 .......    $4,485
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13 ...........     3,001
Federal Home Loan Bank Bonds, due 12/18/07, 3.00% to 12/18/2005,
 Floating Rate thereafter ........................................     3,000
Federal Home Loan Bank Bonds, due 12/29/06, 2.00% to 12/29/2004,
 4% thereafter ...................................................     2,500
Thomas & Betts Corp. 6.39%, Notes, 2/10/09 .......................     1,236

FIVE LARGEST NET SECURITY SALES*

                                                                     PROCEEDS
ISSUE                                                             (IN THOUSANDS)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Notes, 5.500%, 7/15/06 ..........    $4,425
Federal Home Loan Bank Bonds, 2.300%, 6/02/06 ....................     1,967
Polaris Industries, Inc. .........................................     1,162
World Color Press, Inc. 8.375%, Senior Guaranteed Notes,
 11/15/08.........................................................     1,042
Tobacco Settlement Financing Corp. of New Jersey 5.75%,
 Asset Backed Revenue Bonds, 6/1/32 ..............................       984





* FOR THE SIX MONTH PERIOD ENDED 12/31/03
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
COMMON STOCKS (68.1%)

                 AEROSPACE/DEFENSE (0.9%)
     7,000       General Dynamics Corp. ........................     $  633
    20,000       L-3 Communications Holdings,
                   Inc.* .......................................      1,027
    10,000       Rockwell Collins, Inc. ........................        300
                                                                     ------
                                                                      1,960

                 APPAREL (0.3%)
    15,000       Liz Claiborne, Inc. ...........................        532

                 AUTO PARTS (0.3%)
    10,000       Lear Corp. ....................................        613

                 BANK (1.0%)
    15,000       BankNorth Group, Inc. .........................        488
    16,000       FleetBoston Financial Corp. ...................        699
    16,000       KeyCorp .......................................        469
    15,000       National Commerce Financial
                   Corp. .......................................        409
                                                                     ------
                                                                      2,065

                 BANK - MIDWEST (0.7%)
    16,000       Bank One Corp. ................................        729
    25,000       U.S. Bancorp. .................................        745
                                                                     ------
                                                                      1,474

                 BEVERAGE -
                   ALCOHOLIC (0.2%)
     8,000       Coors (Adolph) Co. Class "B" ..................        449

                 BEVERAGE - SOFT
                   DRINK (0.7%)
    17,500       Cadbury Schweppes plc (ADR) ...................        523
    20,000       Pepsi Bottling Group, Inc. (The) ..............        484
    10,000       PepsiCo, Inc. .................................        466
                                                                     ------
                                                                      1,473

                 BUILDING MATERIALS (0.2%)
    15,000       Masco Corp. ...................................        411


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
                 CANADIAN ENERGY (0.8%)
    25,000       EnCana Corp. ..................................     $  986
    36,000       Pengrowth Energy Trust ........................        590
                                                                     ------
                                                                      1,576

                 CEMENT &
                   AGGREGATES (0.4%)
    30,000       Cemex S.A. de C.V. (ADR) ......................        786

                 CHEMICAL - BASIC (0.2%)
    10,000       du Pont (E.I.) de Nemours and
                   Company, Inc. ...............................        459

                 CHEMICAL -
                   DIVERSIFIED (1.1%)
    13,000       Cabot Corp. ...................................        414
    20,000       FMC Corp.* ....................................        683
    20,000       Monsanto Co. ..................................        575
    22,000       Pall Corp. ....................................        590
                                                                     ------
                                                                      2,262

                 CHEMICAL -
                   SPECIALTY (0.5%)
    15,000       Avery Dennison Corp. ..........................        840
    15,000       NL Industries, Inc. ...........................        176
                                                                     ------
                                                                      1,016

                 COAL/ALTERNATE
                   ENERGY (1.0%)
    16,000       Huaneng Power International, Inc. .............      1,110
    25,000       Peabody Energy Corp. ..........................      1,043
                                                                     ------
                                                                      2,153

                 COMPUTER &
                   PERIPHERALS (0.2%)
    17,000       Storage Technology Corp.* .....................        438


--------------------------------------------------------------------------------
6

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
                 COMPUTER SOFTWARE &
                   SERVICES (1.9%)
    15,000       Affiliated Computer Services, Inc.
                   Class "A"* ..................................     $  817
    25,000       Check Point Software Technologies
                   Ltd.* .......................................        421
    15,000       Computer Sciences Corp.* ......................        663
    20,000       Electronic Data Systems Corp. .................        491
    35,000       Microsoft Corp. ...............................        964
    20,000       SunGard Data Systems Inc.* ....................        554
                                                                     ------
                                                                      3,910

                 DIVERSIFIED
                   COMPANIES (2.2%)
    20,000       Fortune Brands, Inc. ..........................      1,430
    25,000       Honeywell International, Inc. .................        836
    12,000       ITT Industries, Inc. ..........................        890
    10,000       Pentair, Inc. .................................        457
    10,000       Teleflex, Inc. ................................        483
    10,000       Textron Inc. ..................................        571
                                                                     ------
                                                                      4,667

                 DRUG (1.8%)
     6,000       Barr Laboratories, Inc.* ......................        462
    30,000       Bristol-Myers Squibb Co. ......................        858
    18,750       Immucor, Inc.* ................................        382
    20,000       Merck & Co., Inc. .............................        924
    25,000       Mylan Laboratories, Inc. ......................        632
    20,000       Pharmaceutical Product
                 Development, Inc.* ............................        539
                                                                     ------
                                                                      3,797

                 ELECTRICAL
                   EQUIPMENT (1.0%)
    16,000       FLIR Systems, Inc.* ...........................        584
    18,000       Federal Signal Corp. ..........................        315
    25,000       General Electric Co. ..........................        775
    21,000       Thomas & Betts Corp.* .........................        481
                                                                     ------
                                                                      2,155


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
                 ELECTRIC UTILITY -
                   CENTRAL (1.5%)
    20,000       Alliant Energy Corp. ..........................     $  498
    23,000       Ameren Corp. ..................................      1,058
    15,000       American Electric Power Company,
                   Inc. ........................................        458
    17,000       Cinergy Corp. .................................        660
    21,000       Westar Energy, Inc. ...........................        425
                                                                     ------
                                                                      3,099
                 ELECTRIC UTILITY -
                   EAST (2.8%)
    18,000       Consolidated Edison, Inc. .....................        774
    20,000       Dominion Resources, Inc. ......................      1,277
    18,000       Exelon Corp. ..................................      1,194
     8,000       FPL Group, Inc. ...............................        523
    22,000       PPL Corp. .....................................        963
    25,000       Pepco Holdings, Inc. ..........................        488
    14,000       Progress Energy, Inc. .........................        634
                                                                     ------
                                                                      5,853

                 ELECTRIC UTILITY -
                   WEST (0.3%)
    30,000       Xcel Energy, Inc. .............................        509

                 ELECTRONICS (1.2%)
    20,000       Cubic Corp. ...................................        460
    23,000       Fargo Electronics, Inc.* ......................        292
    15,000       Harris Corp. ..................................        569
    10,000       InVision Technologies, Inc.* ..................        336
    21,500       Paxar Corp.* ..................................        288
    15,000       Trimble Navigation Ltd.* ......................        559
                                                                     ------
                                                                      2,504

                 ENTERTAINMENT (0.2%)
    30,000       Liberty Media Corp. Series "A"* ...............        356


--------------------------------------------------------------------------------
                                                                               7

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
                 ENTERTAINMENT
                   TECHNOLOGY (0.4%)
    16,000       Take-Two Interactive Software,
                   Inc.* .......................................     $  461
    15,000       Zoran Corp.* ..................................        261
                                                                     ------
                                                                        722

                 ENVIRONMENTAL (0.9%)
    22,000       BHA Group Holdings, Inc. ......................        553
    20,000       Tetra Tech, Inc. * ............................        497
    25,000       Waste Management, Inc. ........................        740
                                                                     ------
                                                                      1,790

                 FINANCIAL SERVICES -
                   DIVERSIFIED (1.4%)
    14,000       Citigroup, Inc. ...............................        680
    18,000       Gallagher (Arthur J.) & Co. ...................        585
    20,000       Loews Corp. ...................................        989
    11,000       Nomura Holdings, Inc. (ADR) ...................        186
    15,000       Principal Financial Group, Inc. ...............        496
                                                                     ------
                                                                      2,936

                 FOOD PROCESSING (3.1%)
    35,000       Bunge Limited .................................      1,152
    25,000       ConAgra Foods, Inc. ...........................        660
    20,000       Dean Foods Co.* ...............................        657
    15,000       Diageo plc (ADR) ..............................        793
    12,000       General Mills, Inc. ...........................        544
    10,000       Hormel Foods Corp. ............................        258
    16,000       Interstate Bakeries Corp. .....................        228
    16,000       Kraft Foods Inc. Class "A" ....................        516
    20,000       Sara Lee Corp. ................................        434
    35,000       Tyson Foods, Inc. Class "A" ...................        463
    19,000       Unilever PLC (ADR) ............................        714
                                                                     ------
                                                                      6,419

                 FOOD WHOLESALERS (0.2%)
    15,000       Supervalu, Inc. ...............................        429


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
                 FOREIGN
                   TELECOMMUNICATIONS
                   (1.0%)
    25,000       TDC A/S (ADR). ................................     $  454
    30,000       Telecom Corp. of New Zealand Ltd.
                   (ADR) .......................................        847
    25,000       Telefonos de Mexico S.A. de C.V.
                   (ADR) .......................................        826
                                                                     ------
                                                                      2,127

                 FURNITURE/HOME
                   FURNISHINGS (0.5%)
    10,000       Mohawk Industries, Inc.* ......................       705
    30,000       Steelcase Inc. Class "A" ......................       431
                                                                     ------
                                                                      1,136

                 HEALTHCARE INFORMATION
                   SYSTEMS (0.1%)
    15,000       Applera Corp.-Celera Genomics
                   Group* ......................................        209

                 HOME APPLIANCE (0.4%)
    25,000       Applica Incorporated* .........................        190
    12,000       Black & Decker Corp. ..........................        592
                                                                     ------
                                                                        782

                 HOTEL/GAMING (0.2%)
    16,000       Isle of Capri Casinos, Inc.* ..................        344

                 HOUSEHOLD
                   PRODUCTS (0.9%)
    10,000       Kimberly-Clark Corp. ..........................        591
    28,000       Newell Rubbermaid, Inc. .......................        637
    12,000       Scotts Co. (The) Class "A"* ...................        710
                                                                     ------
                                                                      1,938

                 HUMAN RESOURCES (0.3%)
    30,000       Right Management Consultants,
                   Inc.* .......................................        560

                 INDUSTRIAL SERVICES (0.3%)
    12,000       Buckeye Partners, L.P. ........................        544


--------------------------------------------------------------------------------
8

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
                 INSURANCE - LIFE (0.1%)
     6,000       Protective Life Corp. .........................     $  203

                 INSURANCE - PROPERTY/
                   CASUALTY (2.0%)
    18,000       Allstate Corp. (The) ..........................        774
    19,000       American Financial Group, Inc. ................        503
    18,000       Berkley (W.R.) Corp. ..........................        629
    30,000       HCC Insurance Holdings, Inc. ..................        954
     5,000       PXRE Group Ltd. ...............................        118
    10,000       PartneRe Ltd. .................................        580
    16,000       Safeco Corp. ..................................        623
                                                                      -----
                                                                      4,181

                 MACHINERY (2.2%)
    20,000       Flowserve Corp.* ..............................        418
    15,000       Ingersoll-Rand Co., Ltd. Class "A" ............      1,018
    22,000       Lincoln Electric Holdings, Inc. ...............        544
    15,000       Roper Industries, Inc. ........................        739
    15,000       Snap-on Incorporated ..........................        484
    20,000       Stanley Works (The) ...........................        757
    15,000       York International Corp. ......................        552
                                                                     ------
                                                                      4,512

                 MARITIME (0.3%)
    20,000       Alexander & Baldwin, Inc. .....................        674

                 MEDICAL SERVICES (2.8%)
    20,000       Apria Healthcare Group, Inc.* .................        569
    12,000       DaVita Inc.* ..................................        468
    20,000       Health Management Associates, Inc.
                   Class "A" ...................................        480
    18,000       Humana, Inc.* .................................        411
    20,000       Laboratory Corp. of America
                   Holdings* ...................................        739
    25,000       LifePoint Hospitals, Inc.* ....................        736
    15,000       Lincare Holdings, Inc.* .......................        451
    30,000       Orthodonic Centers of America,
                   Inc.* .......................................        242
    26,000       PSS World Medical, Inc.* ......................        314
    20,000       Quest Diagnostics, Inc. .......................      1,462
                                                                     ------
                                                                      5,872


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
                 MEDICAL SUPPLIES (4.7%)
    16,000       Abbott Laboratories ...........................     $  746
    12,000       Bausch & Lomb Inc. ............................        623
    15,000       Baxter International, Inc. ....................        458
    16,000       Beckman Coulter, Inc. .........................        813
    12,000       Becton, Dickinson & Company ...................        494
    10,000       Bio Rad Laboratories, Inc.
                   Class "A"* ..................................        577
    12,000       Biomet, Inc. ..................................        437
    12,000       Cardinal Health, Inc. .........................        734
    10,000       Exactech, Inc.* ...............................        148
    14,000       Fisher Scientific International, Inc.* ........        579
    10,000       Henry Schein, Inc.* ...........................        676
    25,000       Johnson & Johnson .............................      1,291
    12,000       Medtronic, Inc. ...............................        583
    24,000       PolyMedica Corp. ..............................        631
    11,000       Resmed Inc.* ..................................        457
    24,000       STERIS Corp* ..................................        542
                                                                     ------
                                                                      9,789

                 METALS & MINING -
                   DIVERSIFIED (0.3%)
    30,000       BHP Billiton Ltd. (ADR). ......................        548

                 NATURAL GAS -
                   DISTRIBUTION (1.2%)
    23,000       Ferrellgas Partners, L.P. .....................        554
    24,000       KeySpan Corp. .................................        883
    30,000       Nicor Inc. ....................................      1,021
                                                                     ------
                                                                      2,458

                 NATURAL GAS -
                   DIVERSIFIED (2.3%)
    22,000       Devon Energy Corp. ............................      1,260
    14,000       Equitable Resources, Inc. .....................        601
    28,000       National Fuel Gas Co. .........................        684
    32,000       San Juan Basin Royaly Trust ...................        694
    20,000       Western Gas Resources, Inc. ...................        945
    20,000       XTO Energy, Inc. ..............................        566
                                                                     ------
                                                                      4,750

--------------------------------------------------------------------------------
                                                                               9

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
                 NEWSPAPER (0.9%)
    14,000       Gannett Co., Inc. .............................     $1,248
    20,000       News Corp. Ltd. (ADR). ........................        722
                                                                     ------
                                                                      1,970

                 OFFICE EQUIPMENT &
                   SUPPLIES (0.3%)
    28,000       Moore Wallace Incorporated* ...................        524

                 OILFIELD SERVICES/
                   EQUIPMENT (1.9%)
    10,000       ENI S.p.A. (ADR) ..............................        950
    24,000       GlobalSantaFe Corp. ...........................        596
    20,000       National-Oilwell, Inc.* .......................        447
    14,000       Schlumberger Ltd. .............................        766
    14,000       Teekay Shipping Corp. .........................        799
    30,000       Veritas DGC Inc.* .............................        314
                                                                     ------
                                                                      3,872

                 PACKAGING &
                   CONTAINER (0.5%)
    18,000       American Greetings Corp.
                 Class "A"* ....................................        394
    14,100       Chesapeake Corp. ..............................        373
    12,000       Pactiv Corp.* .................................        287
                                                                     ------
                                                                      1,054

                 PETROLEUM -
                   INTEGRATED (4.2%)
    14,000       Amerada Hess Corp. ............................        744
    17,000       ChevronTexaco Corp. ...........................      1,469
    10,000       ConocoPhillips ................................        656
    10,000       Enbridge Energy Partners, L.P.
                   Class "A" ...................................        499
    15,000       Kerr-McGee Corp. ..............................        697
    18,000       Occidental Petroleum Corp. ....................        760
    18,000       PetroChina Co., Ltd. (ADR) ....................      1,027
    18,000       Premcor Inc.* .................................        468
    10,000       Total S.A. (ADR). .............................        925
    25,000       Unocal Corp. ..................................        921
    14,000       Valero Energy Corp. ...........................        649
                                                                     ------
                                                                      8,815


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
                 PETROLEUM -
                   PRODUCING (2.7%)
    25,000       Anadarko Petroleum Corp. ......................     $1,275
    20,000       Burlington Resources, Inc. ....................      1,108
    22,000       Canadian Natural Resources Ltd. ...............      1,110
    30,000       Chesapeake Energy Corp. .......................        407
    30,000       Methanex Corp. ................................        337
    25,000       Precision Drilling Corp.* .....................      1,092
    15,000       Suncor Energy, Inc. ...........................        376
                                                                     ------
                                                                      5,705

                 PHARMACY SERVICES (0.7%)
    15,000       Express Scripts, Inc.* ........................        997
    15,000       Longs Drug Stores Corp. .......................        371
                                                                     ------
                                                                      1,368

                 POWER INDUSTRY (0.7%)
    31,000       Headwaters, Inc.* .............................        608
    30,000       Scottish Power plc (ADR) ......................        816
                                                                     ------
                                                                      1,424

                 PRECIOUS METALS (0.9%)
    20,000       AngloGold Ltd. (ADR) ..........................        934
    15,000       Goldcorp Inc. (ADR) ...........................        239
    17,500       Harmony Gold Mining Co. Ltd.
                   (ADR) .......................................        284
    10,000       Newmont Mining Corp. ..........................        486
                                                                     ------
                                                                      1,943

                 PRECISION
                   INSTRUMENT (0.3%)
    20,000       OSI Systems, Inc.* ............................        384
    10,000       Waters Corp.* .................................        332
                                                                     ------
                                                                        716

                 RAILROAD (1.7%)
    15,000       CP Holders, Inc. ..............................        885
    12,000       Canadian National Railway Co. .................        759
    24,000       Canadian Pacific Railway Ltd. .................        676
    20,000       Norfolk Southern Corp. ........................        473
    12,000       Union Pacific Corp. ...........................        834
                                                                     ------
                                                                      3,627

--------------------------------------------------------------------------------
10

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

                 R.E.I.T. (0.1%)
    12,000       Nationwide Health Properties, Inc. ............     $  235

                 RECREATION (0.6%)
    25,000       Callaway Golf Co. .............................        421
    20,000       Hasbro, Inc. ..................................        426
    18,000       LeapFrog Enterprises, Inc.* ...................        477
                                                                     ------
                                                                      1,324

                 RESTAURANT (0.3%)
    15,000       McDonald's Corp. ..............................        372
    20,000       Ryan's Family Steak Houses, Inc.* .............        303
                                                                     ------
                                                                        675

                 RETAIL - SPECIAL
                   LINES (2.0%)
    30,000       American Eagle Outfitters, Inc.* ..............        492
    10,000       Bed Bath & Beyond Inc.* .......................        434
    30,000       Cato Corp. (The) Class "A" ....................        615
    22,000       Linens 'n Things, Inc.* .......................        662
    10,000       Michaels Stores, Inc. .........................        442
    25,000       Pier 1 Imports, Inc. ..........................        546
    15,000       School Specialty, Inc.* .......................        510
    20,000       TJX Companies, Inc. (The) .....................        441
                                                                     ------
                                                                      4,142

                 RETAIL STORE (0.8%)
    20,000       BJ's Wholesale Club, Inc.* ....................        459
    13,000       Costco Wholesale Corp.* .......................        483
    30,000       Penney (J.C.) Co., Inc. .......................        789
                                                                     ------
                                                                      1,731

                 SEMICONDUCTOR (0.3%)
    25,000       STMicroelectronics N.V. .......................        675

                 SHOE (0.4%)
    20,000       Reebok International Ltd. .....................        786


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
                 TELECOMMUNICATIONS
                   EQUIPMENT (0.3%)
    15,000       Applied Signal Technology, Inc. ...............   $    345
    12,000       Comtech Telecommunications
                 Corp.* ........................................        346
                                                                   --------
                                                                        691
                 TEXTILE (0.2%)
    34,000       Culp, Inc.* ...................................        371

                 TRUCKING/TRANSPORTATION
                   LEASING (0.9%)
    15,000       Ryder System, Inc. ............................        512
    16,000       USF Corporation ...............................        547
    25,000       Yellow Roadway Corp.* .........................        905
                                                                   --------
                                                                      1,964

                 WATER UTILITY (0.3%)
    20,100       California Water Service Group ................        551

                 WIRELESS
                   NETWORKING (0.1%)
    22,000       Echelon Corp.* ................................        245
                                                                   --------
                 TOTAL COMMON STOCKS
                   (Cost $115,605,000) .........................    141,848
                                                                   --------
PREFERRED STOCKS (0.6%)

                 BEVERAGE -
                   ALCOHOLIC (0.5%)
    35,000       Constellation Brands, Inc. 53|M/4%,
                   Conv. Pfd. ..................................      1,077

                 MEDICAL SUPPLIES (0.1%)
     5,000       Baxter International, Inc. 7%, Conv.
                   Unit ........................................        276
                                                                   --------
                 TOTAL PREFERRED STOCKS
                   (Cost $1,129,000)............................      1,353
                                                                   --------

--------------------------------------------------------------------------------
                                                                              11

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
(IN THOUSANDS)                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (11.2%)

            BIOTECHNOLOGY (0.2%)
$  500      Human Genome Sciences, Inc.
              3.75%, Sub. Conv. Notes, 3/15/07..................     $  459

            CABLE TV (0.2%)
   500      Mediacom Communications, Inc.
              51|M/4% Senior Conv. Notes, 7/1/06 ...............        484

            COMPUTER SOFTWARE &
              SERVICES (0.3%)
   500      Mentor Graphics Corp. 6.875%,
              Sub. Conv. Notes., 6/15/07 .......................        532

            DIVERSIFIED
              COMPANIES (1.1%)
 1,150      GenCorp Inc., 53|M/4%, Sub. Conv.
              Notes, 4/15/07 ...................................      1,151
 1,000      Service Corp. International, 6.75%,
              Sub. Conv. Notes, 6/22/08 ........................      1,071
                                                                     ------
                                                                      2,222

            DRUG (0.9%)
   500      Enzon, Inc. 41|M/2%, Sub. Conv. Notes,
              7/1/08 ...........................................        439
   500      Inhale Therapeutic Systems, Inc.
              3.50%, Sub. Conv. Notes,
              10/17/07 .........................................        452
   500      Medarex, Inc. 41|M/2%, Sub. Conv.
              Notes, 7/1/06 ....................................        461
   500      Watson Pharmaceuticals, Inc.
              7.125%, Senior Notes, 5/15/08 ....................        537
                                                                     ------
                                                                      1,889
            ELECTRICAL
              EQUIPMENT (0.6%)
 1,250      Thomas & Betts Corp. 6.39%,
              Notes, 2/10/09 ...................................      1,278


   PRINCIPAL
    AMOUNT                                                           VALUE
(IN THOUSANDS)                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------

            ELECTRONICS (0.8%)
$1,000      Avnet, Inc. 77|M/8%, Notes, 2/15/05 ................     $1,045
 1,000      Celestica, Inc. Zero Coupon, Conv.
              Notes, 8/1/20 ....................................        529
                                                                     ------
                                                                      1,574

            ENTERTAINMENT (0.2%)
   500      Liberty Media Corp. (convertible
              into Motorola, Inc.) 3.50%,
              Senior Exchangeable Debentures,
              1/15/31 ..........................................        419

            FINANCIAL SERVICES (0.5%)
 1,000      IOS Capital LLC 7.25%, Senior
              Notes, 6/30/08 ...................................      1,065

            GROCERY (0.5%)
 1,000      Delhaize America, Inc. 7.375%,
              Sub. Guaranteed Notes, 4/15/06 ...................      1,075

           HOTEL/GAMING (0.5%)
 1,000      Park Place Entertainment Corp.
              7.875%, Senior Sub. Notes,
              12/15/05 .........................................      1,071

            INSURANCE-LIFE (1.4%)
 1,700      Liberty Mutual Insurance Company
              8.20%, Notes, 5/4/07 (1) .........................      1,862
 1,000      MONY Group Inc. (The) 7.45%,
              Senior Notes, 12/15/05 ...........................      1,094
                                                                     ------
                                                                      2,956

            MEDICAL SERVICES (0.3%)
   300      Pacificare Health Systems, Inc.
              3.00%, Sub. Conv. Debentures,
              10/15/32 .........................................        521

            OILFIELD SERVICES/
              EQUIPMENT (0.3%)
   500      PEMEX Project Funding Master
              Trust 7.375%, Guaranteed Notes,
              12/15/14 .........................................        534


--------------------------------------------------------------------------------
12

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
(IN THOUSANDS)                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------

            RECREATION (0.3%)
$  500      P & O Princess Cruises plc.
              7.875%, Guaranteed Notes,
              6/1/27 ...........................................    $   577

            RETAIL STORE (2.4%)
   500      Dillard's, Inc. 6.430%, Notes, 8/1/04                       506
 1,000      Dollar General Corp. 8.625%,
              Senior Guaranteed Notes, 6/15/10..................      1,124
 1,000      Penney (J.C.) Co., Inc. 5.00%, Sub.
              Conv. Notes, 10/15/08 ............................      1,097
   824      Penney (J.C.) Co., Inc. 9.750%,
              Debentures, 6/15/21 ..............................        858
 1,350      Penney (J.C.) Co., Inc. 8.250%,
              Debentures, 8/15/22 ..............................      1,396
                                                                    -------
                                                                      4,981

            SEMICONDUCTOR (0.2%)
   500      Advanced Micro Devices, Inc. 4
              3/4%, Conv. Debentures, 2/1/22 ...................        510

            TRUCKING/TRANSPORTATION
              LEASING (0.5%)
 1,000      Roadway Corp. 81|M/4%, Notes,
              12/1/08, .........................................      1,105
                                                                    -------

            TOTAL CORPORATE BONDS &
              NOTES
              (Cost $21,209,000)................................     23,252
                                                                    -------
U.S. TREASURY OBLIGATIONS (1.4%)
 3,022      U.S. Treasury Inflation Indexed
              Notes, 1.875%, 7/15/13 ...........................      3,000
                                                                    -------
            TOTAL U.S. TREASURY
              OBLIGATIONS
              (Cost $2,912,000) ................................      3,000
                                                                    -------

   PRINCIPAL
    AMOUNT                                                           VALUE
(IN THOUSANDS)                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS (6.2%)
$3,000      Federal Home Loan Bank Bonds,
              4.875%, 4/16/04 ..................................   $  3,032
 2,500      Federal Home Loan Bank Bonds,
              due 12/29/06, 2% to 12/29/04,
              4% thereafter ....................................      2,513
 3,000      Federal Home Loan Bank Bonds,
              due 12/18/07, 3% to 12/18/05,
              Floating Rate thereafter .........................      2,955
 4,500      Federal Home Loan Bank Floating
              Rate Bonds, 1.72%, 11/6/08 .......................      4,496
                                                                   --------

            TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS
              (Cost $12,985,000) ...............................     12,996
                                                                   --------
            TOTAL INVESTMENT
              SECURITIES (87.5%)
              (Cost $153,840,000) ..............................    182,449
                                                                   --------
SHORT-TERM INVESTMENTS (12.3%)
            U.S. TREASURY
            OBLIGATIONS (9.6%)
15,000      U.S. Treasury Bills 1.01%,
            due 3/25/04 ........................................     14,965
 5,000      U.S. Treasury Bills
            1.00%, due 4/1/04 ..................................      4,987
                                                                   --------
                                                                     19,952
                                                                   --------

--------------------------------------------------------------------------------
                                                                              13

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                     VALUE
   PRINCIPAL                                                     (IN THOUSANDS
    AMOUNT                                                         EXCEPT PER
(IN THOUSANDS)                                                    SHARE AMOUNT)
--------------------------------------------------------------------------------

            REPURCHASE
              AGREEMENT (2.7%)
              (including accrued interest)
$5,600      Collateralized by $3,905,000 U.S.
              Treasury Bonds 8.75%, due
              8/15/20, with a value of
              $5,709,000 (with Morgan Stanley,
              0.75%, dated 12/31/03, due
              1/2/04, delivery value
              $5,600,233) ......................................    $ 5,600
                                                                   --------
            TOTAL SHORT-TERM
              INVESTMENTS
              (Cost $25,552,000) ...............................     25,552
                                                                   --------
CASH & OTHER ASSETS LESS
  LIABILITIES (0.2%) ...........................................        326
                                                                   --------
NET ASSETS (100.0%).............................................   $208,327
                                                                   ========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  OUTSTANDING SHARE ($208,327,027
  DIVIDED BY 25,317,612 SHARES OUTSTANDING) ....................   $   8.23
                                                                   ========

*NON-INCOME PRODUCING.
(ADR) AMERICAN DEPOSITORY RECEIPTS.
(1) 144A SECURITY.



--------------------------------------------------------------------------------
14


                                         VALUE LINE INCOME AND GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                  STATEMENT OF OPERATIONS FOR THE
AT DECEMBER 31, 2003                                                 YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                             (IN THOUSANDS
                                            EXCEPT PER SHARE
                                                AMOUNT)                                                            (IN THOUSANDS)
                                           -----------------                                                      ---------------
ASSETS:                                                              INVESTMENT INCOME:
Investment securities, at value                                      Interest and other .........................      $ 2,428
   (Cost - $153,840) ........................   $182,449             Dividends (Net of foreign withholding
Short-term investments                                                  tax of $30) .............................        2,364
   (Cost - $25,552) .........................     25,552                                                               -------
Cash ........................................        159               Total Income .............................        4,792
Dividends and interest receivable ...........        528                                                               -------
Receivable for capital shares sold ..........         40             EXPENSES:
Prepaid insurance expense ...................          5             Advisory fee ...............................        1,291
                                                --------             Service and distribution plan fees .........          477
  TOTAL ASSETS ..............................    208,733             Transfer agent fees ........................          114
                                                --------             Custodian fees .............................           74
LIABILITIES:                                                         Auditing and legal fees ....................           62
Payable for securities purchased ............        100             Printing ...................................           56
Payable for capital shares repurchased ......         96             Postage ....................................           28
Accrued expenses:                                                    Registration and filing fees ...............           26
  Advisory fee ..............................        118             Insurance, dues and other ..................           25
  Service and distribution plan fees                                 Directors' fees and expenses ...............           20
     payable ................................         44             Telephone ..................................           15
  Other .....................................         48                                                               -------
                                                --------                  Total Expenses Before Custody
  TOTAL LIABILITIES .........................        406                     Credits ............................        2,188
                                                --------                  Less: Custody Credits .................           (2)
NET ASSETS ..................................   $208,327                                                               -------
                                                ========                  Net Expenses ..........................        2,186
NET ASSETS CONSIST OF:                                                                                                 -------
Capital stock, at $1.00 par value                                    NET INVESTMENT INCOME ......................        2,606
   (authorized 50,000,000, outstanding                                                                                 -------
   25,317,612 shares) .......................   $ 25,318             NET REALIZED AND UNREALIZED GAIN
Additional paid-in capital ..................    149,430                ON INVESTMENTS:
Undistributed net investment income .........        129                  Net Realized Gain .....................       12,854
Undistributed net realized gain                                           Change in Net Unrealized
   on investments ...........................      4,841                     Appreciation .......................       26,617
Net unrealized appreciation of                                                                                         -------
   investments ..............................     28,609             NET REALIZED GAIN AND CHANGE IN NET
                                                --------                UNREALIZED APPRECIATION ON
NET ASSETS...................................   $208,327                INVESTMENTS .............................       39,471
                                                ========                                                               -------
NET ASSET VALUE, OFFERING AND                                        NET INCREASE IN NET ASSETS FROM
   REDEMPTION PRICE PER                                                 OPERATIONS ..............................      $42,077
   OUTSTANDING SHARE                                                                                                   =======
   ($208,327,027 DIVIDED BY 25,317,612
   SHARES OUTSTANDING) ......................   $   8.23
                                                ========



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              15

VALUE LINE INCOME AND GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEARS ENDED DECEMBER 31, 2003 AND 2002
--------------------------------------------------------------------------------

                                                                         YEAR ENDED      YEAR ENDED
                                                                        DECEMBER 31,    DECEMBER 31,
                                                                            2003            2002
                                                                       -----------------------------
                                                                              (IN THOUSANDS)
OPERATIONS:
 Net investment income ...............................................   $    2,606     $    2,618
 Net realized gain on investments ....................................       12,854          2,883
 Change in net unrealized appreciation ...............................       26,617        (29,277)
                                                                       -----------------------------
 Net increase (decrease) in net assets from operations ...............       42,077        (23,776)
                                                                       -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...............................................       (2,614)        (2,673)
 Net realized gain from investment transactions ......................       (8,767)        (2,095)
                                                                       -----------------------------
 Total distributions .................................................      (11,381)        (4,768)
                                                                       -----------------------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares ....................................       90,849        174,568
 Net proceeds from reinvestment of distributions to shareholders .....        9,976          4,092
 Cost of shares repurchased ..........................................     (112,196)      (159,222)
                                                                       -----------------------------
 (Decrease) Increase from capital share transactions .................      (11,371)        19,438
                                                                       -----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       19,325         (9,106)
NET ASSETS:
 Beginning of year ...................................................      189,002        198,108
                                                                       -----------------------------
 End of year .........................................................   $  208,327     $  189,002
                                                                       =============================
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF YEAR ..................   $      129     $      142
                                                                       =============================
















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Income and Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------
                                                                              17

VALUE LINE INCOME AND GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications.The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND
   DISTRIBUTIONS TO SHAREHOLDERS
Transactions in capital stock were as follows (in thousands except per share amounts):

                                         YEAR ENDED     YEAR ENDED
                                        DECEMBER 31,   DECEMBER 31,
                                            2003           2002
                                       -----------------------------
Shares sold ........................        12,859         24,277
Shares issued to
   shareholders in
   reinvestment of
   dividends and
   distributions ...................         1,241            575
                                       -----------------------------
                                            14,100         24,852
Shares repurchased .................       (15,787)       (22,093)
                                       -----------------------------
Net (decrease) increase ............        (1,687)         2,759
                                       -----------------------------
Dividends per share from
   net investment income ...........       $ .1050        $ .1075
                                       =============================
Distributions per share
   from net realized gains .........       $ .3604        $ .0816
                                       =============================

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                           YEAR ENDED
                                                          DECEMBER 31,
                                                              2003
                                                        ---------------
                                                         (IN THOUSANDS)
PURCHASES:
U.S. Treasury & Government Agency
   Obligations .........................................    $ 19,783
Other Investment Securities ............................     147,336
                                                            --------
                                                            $167,119
                                                            ========
SALES & REDEMPTIONS:
U.S. Treasury & Government Agency
   Obligations .........................................    $ 22,167
Other Investment Securities ............................     155,469
                                                            --------
                                                            $177,636
                                                            ========

4. INCOME TAXES
At December 31, 2003, information on the tax components of capital is as follows:
                                                        (IN THOUSANDS)
                                                        --------------
Cost of investments for tax purposes ...................   $179,971
                                                           ========
Gross tax unrealized appreciation ......................   $ 28,442
Gross tax unrealized depreciation ......................       (412)
                                                           --------
Net tax unrealized appreciation on
   investments .........................................   $ 28,030
                                                           ========
Undistributed ordinary income ..........................   $  2,777
                                                           ========
Undistributed long-term gain ...........................   $  2,772
                                                           ========

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and basis adjustments in partnership investments.


Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund reclassified $5,000 from


--------------------------------------------------------------------------------
18

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

undistributed net investment income to undistributed net realized gain. Net assets were not affected by this reclassification.


The tax composition of distributions to shareholders for the years ended December 31, 2003 and 2002 were as follows:

                                                   2003        2002
                                                 -------------------
                                                    (in thousands)
Ordinary income ..............................   $ 6,953      $2,673
Long-term capital gains ......................     4,428       2,095
                                                 -------------------
                                                 $11,381      $4,768
                                                 ===================

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES
   AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $1,291,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2003. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2003, fees amounting to $477,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. For the year ended December 31, 2003, the Fund paid brokerage commissions totaling $242,000 to the distributor which clears its transactions through unaffiliated brokers.

For the year ended December 31, 2003, the Fund's expenses were reduced by $2,000 under a custody credit arrangement with the Custodian.

The Adviser and/or affiliated companies owned 124,185 shares of the Fund's capital stock, representing 0.5% of the outstanding shares at December 31, 2003.


--------------------------------------------------------------------------------
                                                                              19

VALUE LINE INCOME AND GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                           YEARS ENDED DECEMBER 31,
                                                      ------------------------------------------------------------------
                                                          2003          2002         2001          2000         1999
                                                      ==================================================================
Net asset value, beginning of year ..................   $  7 .00     $   8.17      $   9.00      $  10.10      $   9.53
                                                      ------------------------------------------------------------------
 Income (loss) from
  investment operations:
  Net investment income .............................        .11          .11           .11           .13           .12
  Net gains or losses on securities (both
    realized and unrealized) ........................       1.59        (1.09)         (.58)         (.28)         2.23
                                                      ------------------------------------------------------------------
  Total from investment operations ..................       1.70         (.98)         (.47)         (.15)         2.35
                                                      ------------------------------------------------------------------
 Less distributions:
  Dividends from net investment income ..............       (.11)        (.11)         (.12)         (.13)         (.11)
  Distributions from net realized gains .............       (.36)        (.08)         (.24)         (.82)        (1.67)
                                                      ------------------------------------------------------------------
  Total distributions ...............................       (.47)        (.19)         (.36)         (.95)        (1.78)
                                                      ------------------------------------------------------------------
Net asset value, end of year                            $   8.23     $   7.00      $   8.17      $   9.00      $  10.10
                                                      ==================================================================
Total return ........................................      24.43%      (12.03)%       (5.18)%       (1.63)%       25.33%
                                                      ------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ..............   $208,327     $189,002      $198,108      $218,303      $230,301
Ratio of expenses to average net assets (1) .........       1.15%        1.15%         1.09%          .95%          .83%
Ratio of net investment income
 to average net assets ..............................       1.37%        1.41%         1.25%         1.32%         1.19%
Portfolio turnover rate .............................        106%         155%           88%           41%           64%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.14 FOR THE YEAR ENDED DECEMBER 31, 2003, 1.08 FOR THE YEAR ENDED DECEMBER 31, 2001, AND WOULD NOT HAVE CHANGED FOR THE YEARS ENDED DECEMBER 31, 2002, 2000, AND 1999.














SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
20

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF VALUE LINE INCOME AND GROWTH FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Income and Growth Fund, Inc. (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York


February 19, 2004













--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

FOR CORPORATE TAXPAYERS 22% OF THE ORDINARY INCOME DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 2003 QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTIONS.

             DURING THE CALENDAR YEAR 2003, 29.65% OF THE ORDINARY
            INCOME DISTRIBUTION ARE TREATED AS QUALIFIED DIVIDENDS.

              DURING THE CALENDAR YEAR 2003, THE FUND DISTRIBUTED
           $4,428,032 OF LONG-TERM CAPITAL GAIN TO ITS SHAREHOLDERS.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              21

VALUE LINE INCOME AND GROWTH FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The business affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
====================================================================================================================
INTERESTED DIRECTORS*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1983    Chairman, President and          Value Line, Inc.
Age 69                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc.; Chairman
                                                              and President of each of the
                                                              14 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
--------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of the
Age 68                                                        Adviser since 2000.
--------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic Search      None
1611 Cold Spring Rd.                                          Consultation Service, Inc.;
Williamstown, MA 01267                                        Trustee Emeritus and
Age 80                                                        Chairman (1993-1994) of the
                                                              Board of Trustees of Duke
                                                              University; President
                                                              Emeritus, Williams College.
--------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,        None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 62
--------------------------------------------------------------------------------------------------------------------












--------------------------------------------------------------------------------
22

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                      OCCUPATION
                                        LENGTH OF     DURING THE                   OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION   TIME SERVED   PAST 5 YEARS                 HELD BY DIRECTOR
========================================================================================================
Francis Oakley               Director   Since 2000    Professor of History,        Berkshire Life
54 Scott Hill Road                                    Williams College, 1961 to    Insurance Company
Williamstown, MA 01267                                2002; President Emeritus     of America
Age 72                                                since 1994 and President,
                                                      1985-1994; Chairman
                                                      (1993-1997) and Interim
                                                      President (2002) of the
                                                      American Council of
                                                      Learned Societies.
--------------------------------------------------------------------------------------------------------
David H. Porter              Director   Since 1997    Visiting Professor of        None
5 Birch Run Drive                                     Classics, Williams College,
Saratoga Springs, NY 12866                            since 1999; President
Age 68                                                Emeritus, Skidmore College
                                                      since 1999 and President,
                                                       1987-1998.
--------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director   Since 1983    Chairman, Institute for      A. Schulman Inc.
169 Pompano St.                                       Political Economy.           (plastics)
Panama City Beach, FL 32413
Age 64
--------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director   Since 1996    Senior Financial Advisor,    None
1409 Beaumont Drive                                   Hawthorne, since 2001;
Gladwyne, PA 19035                                    Chairman, Radcliffe College
Age 54                                                Board of Trustees,
                                                       1990-1999.
--------------------------------------------------------------------------------------------------------























--------------------------------------------------------------------------------
                                                                              23

VALUE LINE INCOME AND GROWTH FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                                 OCCUPATION
                                                   LENGTH OF     DURING THE
NAME, ADDRESS, AND AGE   POSITION                  TIME SERVED   PAST 5 YEARS
================================================================================================
OFFICERS
--------
Bradley T. Brooks        Vice President            Since 2002    Portfolio Manager with the
Age 40                                                           Adviser since 1999;
                                                                 Securities Analyst with the
                                                                 Adviser, 1997-1999.
------------------------------------------------------------------------------------------------
Sigourney B. Romaine     Vice President            Since 2003    Portfolio Manager with the
Age 59                                                           Adviser since 2002;
                                                                 Securities Analyst with the
                                                                 Adviser, 1996-2002.
------------------------------------------------------------------------------------------------
Stephen E. Grant         Vice President            Since 2001    Portfolio Manager with the
Age 50                                                           Adviser.
------------------------------------------------------------------------------------------------
David T. Henigson        Vice President,           Since 1994    Director, Vice President and
Age 46                   Secretary and Treasurer                 Compliance Officer of the
                                                                 Adviser; Director and
                                                                 Vice President of the
                                                                 Distributor; Vice President,
                                                                 Secretary and Treasurer of
                                                                 each of the 14 Value Line
                                                                 Funds.
------------------------------------------------------------------------------------------------

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND
 STREET, NEW YORK, NY 10017.















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

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

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                                         VALUE LINE INCOME AND GROWTH FUND, INC.

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                                                                              27

VALUE LINE INCOME AND GROWTH FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 - THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 - VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 - THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 - THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 - VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.



* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
28